Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 25,707	$ 22,789
Marketable securities	2,657	16,500
Trade receivables, net	29,193	31,638
Inventories	32,880	24,122
Other accounts receivable and prepaid expenses	2,991	3,735
Total current assets	93,428	98,784
Marketable securities	60,955	21,724
Severance pay fund	599	768
Property and equipment, net	11,204	9,247
Goodwill	5,092	5,092
Intangible assets, net	2,658	3,385
Other assets	1,041	1,046
Total long-term assets	81,549	41,262
Total assets	174,977	140,046
CURRENT LIABILITIES:
Trade payables	14,440	16,433
Employees and payroll accruals	5,119	5,918
Deferred revenues and advances from customers	1,020	1,679
Other payables and accrued expenses	5,622	6,103
Total current liabilities	26,201	30,133
LONG TERM LIABILITIES:
Accrued severance pay	1,128	1,269
Payment obligation related to acquisition	312	1,070
Other long-term liabilities	757	386
Total long-term liabilities	2,197	2,725
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 200,000,000 shares as of December 31, 2016 and June 30, 2017 (Unaudited); Issued and Outstanding: 30,989,873 shares and 33,735,038 shares as of December 31, 2016 and June 30, 2017 (Unaudited), respectively	84	78
Additional paid in capital	135,754	94,966
Accumulated other comprehensive income (loss)	106	(82)
Retained earnings	10,635	12,226
Total shareholders' equity	146,579	107,188
Total liabilities and shareholders' equity	$ 174,977	$ 140,046